Schedule: Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 03, 2014	Apr. 27, 2013	Apr. 28, 2012
Allowance for Doubtful Accounts
Balance at beginning of period	$ 6,088	$ 5,941	$ 4,565
Addition charged (recovery) to costs and expenses	3,337	516	1,844
Write-offs/ Deductions	(584)	(369)	(468)
Balance at end of period	8,841	6,088	5,941
Sales Returns Reserves
Balance at beginning of period	8,811	19,788	15,404
Addition charged (recovery) to costs and expenses	38,001	26,495	50,023
Write-offs/ Deductions	(40,279)	(37,472)	(45,639)
Balance at end of period	$ 6,533	$ 8,811	$ 19,788